Segment Information Details [Textual] (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs					$ 6,500,000
Asset Impairment Charge	30,400,000	9,400,000	1,700,000	41,520,000	6,542,000	7,276,000
Gains (Losses) on Extinguishment of Debt				(46,403,000)	0	0
UNITED STATES
Segment Reporting Information [Line Items]
Net Gain (Loss) on Real Estate and Dealership Transactions		16,600,000				1,500,000
Tax impact of non-deductible acquisition costs					1,700,000
Gains (Losses) on Extinguishment of Debt		22,800,000	23,400,000
BRAZIL
Segment Reporting Information [Line Items]
Income tax effect for reserve of certain deferred tax assets					3,500,000
Tax impact of deductible goodwill		3,400,000
Pre-tax [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Loss from Catastrophes				2,800,000	12,200,000	4,600,000
Net Gain (Loss) on Real Estate and Dealership Transactions				13,800,000	10,200,000	1,500,000
Business Combination, Acquisition Related Costs					5,200,000	1,800,000
Pre-tax [Member] | BRAZIL
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs					1,200,000
Net of taxes [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Loss from Catastrophes					7,400,000	2,900,000
Net Gain (Loss) on Real Estate and Dealership Transactions					5,400,000
Business Combination, Acquisition Related Costs					3,200,000	1,100,000
Asset Impairment Charge					4,000,000	4,400,000
Net of taxes [Member] | BRAZIL
Segment Reporting Information [Line Items]
Business Combination, Acquisition Related Costs					$ 1,300,000